Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007965
Account Value [Line Items]
Account Value	$ 69,108	$ 67,977	$ 65,624	$ 66,626	$ 64,791	$ 63,406	$ 63,433	$ 62,285	$ 61,770	$ 61,586	$ 62,866	$ 66,315	$ 68,625	$ 68,636	$ 68,017	$ 66,284	$ 65,767	$ 64,448	$ 61,662	$ 65,171	$ 62,542	$ 62,844	$ 60,851	$ 58,322	$ 56,812	$ 56,972	$ 56,508	$ 55,572	$ 55,932	$ 55,716	$ 54,442	$ 52,815	$ 51,720	$ 55,067	$ 53,620	$ 52,496	$ 51,127	$ 50,081	$ 49,784	$ 50,620	$ 50,000
C000007964
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,706	13,485	13,021	13,222	12,860	12,588	12,596	12,370	12,271	12,236	12,493	13,181	13,643	13,648	13,528	13,186	13,086	12,826	12,274	12,975	12,454	12,516	12,122	11,620	11,322	11,355	11,265	11,081	11,155	11,115	10,864	10,541	10,326	10,997	10,711	10,489	10,217	10,010	9,953	10,122	10,000
NACC2 Index: Bloomberg NJ Municipal Bond Index
Account Value [Line Items]
Account Value	$ 68,518	67,654	65,439	66,477	65,092	63,617	63,456	62,533	61,757	61,876	62,331	65,501	67,768	68,049	67,193	65,800	65,011	63,977	60,318	64,579	62,124	62,448	60,399	57,998	56,385	56,604	55,897	55,151	55,370	55,163	53,960	52,573	51,375	54,780	53,135	52,081	50,671	49,352	49,396	50,486	50,000
NACC2 Index: Bloomberg NJ Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg NJ Municipal Bond Index
Account Value	$ 13,704	13,531	13,088	13,295	13,018	12,723	12,691	12,507	12,351	12,375	12,466	13,100	13,554	13,610	13,439	13,160	13,002	12,795	12,064	12,916	12,425	12,490	12,080	11,600	11,277	11,321	11,179	11,030	11,074	11,033	10,792	10,515	10,275	10,956	10,627	10,416	10,134	9,871	9,879	10,097	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,714	62,937	60,946	61,894	60,720	59,325	59,359	58,713	58,227	58,330	59,070	61,866	63,733	63,841	63,376	62,277	62,501	61,745	60,510	61,625	59,585	59,809	58,195	56,299	54,921	55,013	54,692	54,067	54,308	54,745	54,090	52,747	51,436	54,266	53,312	52,613	51,549	50,774	50,356	50,615	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379	$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000